Restated Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue	$ 1,802,637	$ 832,974
Cost of sales (Note 8)	(1,306,120)	(577,923)
Gross profit	496,517	255,051
EXPENSES
Amortization and depreciation	401,640	124,505
Development expenses	53,985	123,316
Selling and marketing (Note 9)	1,003,365	1,045,051
General and administrative (Note 10)	1,392,430	1,659,079
Inventory impairment (Note 4)		64,336
Bad debts (recovered) (Note 3)		(7,358)
Share-based payments (Note 7)	310,828	812,735
Total operating expenses	3,162,248	3,821,664
Net operating loss	(2,665,731)	(3,566,613)
OTHER EXPENSES
Finance expense	34,098	26,987
Foreign exchange	163	(87,660)
Change in fair value of convertible promissory note (Note 5)		2,680,457
Change in fair value of warrant liability (Note 6)	2,178,007	(3,272,735)
Transaction costs (Note 11)		965,247
Total other expenses (income)	2,212,268	312,296
Net loss for the year	(4,877,999)	(3,878,909)
Other comprehensive income
Translation adjustment		(24,468)
Comprehensive loss for the year	$ (4,877,999)	$ (3,903,377)
Weighted average shares (in Shares)	59,102,369	12,976,363
Basic and diluted loss per share (in Dollars per share)	$ (0.08)	$ (0.3)